Disclosure of detailed information about warrants, activity (Details)	1 Months Ended					12 Months Ended
	Dec. 27, 2017 CAD ($)	Dec. 20, 2017 CAD ($)	Oct. 24, 2017 CAD ($)	Apr. 30, 2016 CAD ($)	Mar. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement						13,444,147	1,052,680
Weighted average exercise price of warrants outstanding in share-based payment arrangement						$ 0.10	$ 0.24
Number of warrants granted in share-based payment arrangement						13,809,600	12,600,800
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 0.70	$ 0.70	$ 0.45	$ 0.10	$ 0.10	$ 0.25	$ 0.10
Number of warrants exercised in share-based payment arrangement						(855,000)	0
Weighted average exercise price of warrants exercised in share-based payment arrangement						$ 0.06	$ 0
Number of warrants expired in share-based payment arrangement						(944,147)	(209,333)
Weighted average exercise price of warrants expired in share-based payment arrangement						$ 0.10	$ 0.80
Number of warrants outstanding in share-based payment arrangement						25,454,600	13,444,147
Weighted average exercise price of warrants outstanding in share-based payment arrangement						$ 0.18	$ 0.10